Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class M, Class C, Class I and Class Z
March 1, 2022
Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov (co-manager) has managed the fund since October 2022.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2017, Mr. Ushakov has worked as a Fixed Income Trader and assistant portfolio manager.

SI-22-01 1.743365.153	October 21, 2022

Supplement to the
Fidelity Advisor® Strategic Income Fund
March 1, 2022
Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov (co-manager) has managed the fund since October 2022.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2017, Mr. Ushakov has worked as a Fixed Income Trader and assistant portfolio manager.

RSI-22-01 1.9894140.104	October 21, 2022